Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2017
Accounts receivable, net
Schedule of accounts receivable, net
	As of December 31,
	2016	2017
	RMB	RMB
Accounts receivable	58,321	182,090
Less: allowance for doubtful accounts	(785)	—

Accounts receivable, net	57,536	182,090

Schedule of movements in allowance for doubtful accounts
	For the Year Ended December 31,
	2016	2017
	RMB	RMB
Balance at beginning of the year	(656)	(785)
Additions	(129)	—
Reversals	—	—
Write offs	—	785

Balance at end of the year	(785)	—